RECEIVABLES	12 Months Ended
Dec. 31, 2020
Trade and other current receivables [abstract]
RECEIVABLES

Trade receivables are non-interest-bearing and are generally on terms of 30 to 90 days.

	December 31, 2020	December 31, 2019	December 31, 2018
Input tax recoverable	$73,804	$20,741	$36,399
Trade receivable	1,961	195,433	-
Subscriptions receivable	-	30,497	-
	$75,765	$246,671	$36,399

During the year ended December 31, 2020, the Company wrote-off $470,278 (2019 - $16,304, 2018 - $21,004) of receivables which are no longer expected to be recovered.